Stock-Based Compensation - Summary of Weighted-average Grant Date Fair Value per Share of Time-based Restricted Stock Awards Granted and Total Fair Value of Awards Vested (Detail) (Time-based Restricted Stock Awards [Member], USD $)
In Thousands, except Per Share data, unless otherwise specified
12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Time-based Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-Average Grant Date Fair Value per Share of Grants during Period	$ 0	$ 155.40	$ 204.32
Total Fair Value of Awards Vested during Period	$ 10,783	$ 6,795	$ 9,100